Financial Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange
Non-cash working capital gains	$ (3)	$ (3)
Other foreign exchange gains (losses)	17	(3)
Net foreign exchange gains (losses)	14	(6)
Finance income	64	37
Finance expenses
Interest costs incurred	325	348
Interest costs capitalised	108	68
Finance costs and interest before net foreign exchange gain (loss)	(217)	(280)
Accretion of asset retirement obligations (note 16)	(97)	(112)
Finance expenses	(314)	(392)
Financial items	$ (236)	$ (361)
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	5.00%
Long-term debt
Finance expenses
Interest costs incurred	$ 320	$ 342
Contribution payable (note 11)
Finance expenses
Interest costs incurred	0	(2)
Other
Finance expenses
Interest costs incurred	$ 5	$ 4